Annual Total Returns - Fidelity Managed Retirement 2030 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds Z6 Combo PRO-06 - Fidelity Managed Retirement 2030 Fund	Aug. 03, 2022
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2019
Fidelity Advisor Managed Retirement 2030 Fund: Class Z6
Bar Chart Table:
Annual Return 2020	14.07%